The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio, Columbia Small Cap Value Fund II and Columbia LifeGoal Income Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 8, 2011 (Accession No. 0001193125-11-334652), which is incorporated herein by reference.